Investment in Partially-Owned Entities (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments
Investments in unconsolidated partially-owned entities at December 31, 2012 and 2011 consisted of the following:

	Percent	As of December 31,
($ in thousands)	Owned	2012	2011
Multifamily:
Belterra, Ft. Worth, TX	10%	$300	$365
Colonial Grand at Huntcliff, Atlanta, GA	20%	1,195	1,382
Colonial Grand at McKinney, Dallas, TX (1)	25%	1,715	1,721
Colonial Grand at Research Park, Raleigh, NC (2)	—%	—	660
Regents Park (Phase II), Atlanta, GA (1)	40%	2,460	3,341
Total Multifamily		$5,670	$7,469

Commercial:
600 Building Partnership, Birmingham, AL	33%	357	331
Bluerock, Huntsville, AL (3)	—%	—	(6,426)
Colonial Promenade Madison, Huntsville, AL (4)	—%	—	2,062
Colonial Promenade Smyrna, Smyrna, TN	50%	1,683	2,259
DRA/CLP JV (5)	—%	—	(25,152)
Highway 150, LLC, Birmingham, AL (6)	10%	50	43
Parkside Drive LLC II, Knoxville, TN (7)	—%	—	112
Total Commercial		$2,090	$(26,771)

Other:
Colonial/Polar-BEK Management Company, Birmingham, AL	50%	17	28
Total Other		$17	$28

Net investment in partially-owned entities (8)		$7,777	$(19,274)
________________________

(1)	These joint ventures consist of undeveloped land.

(2)	In October 2012, the Company acquired the property held by the joint venture (see below).

(3)
Effective December 31, 2012, the Company sold its 10% noncontrolling interest (see below). This equity interest is presented under “Liabilities” on the Company's Consolidated Balance Sheet as of December 31, 2011.

(4)	In February 2012, the Company sold its 25% noncontrolling joint venture interest (see below).

(5)	Effective June 30, 2012, the Company redeemed its 15% noncontrolling joint venture interest (see below).

(6)	In January 2013, the Company sold its 10% noncontrolling joint venture interest (see Note 22 - "Subsequent Events").

(7)	In December 2011, the Company sold its 50% noncontrolling interest in this joint venture (see below).

(8)
Net investment in partially-owned entities as of December 31, 2011 includes the Trust's $4.1 million contingent obligation related to the DRA/CLP JV. CRLP's net investment in partially owned entities was $(15.1) million as of December 31, 2011.

Combined financial information for the Company’s investments in unconsolidated partially-owned entities since the respective dates of the Company’s acquisitions is as follows:

	As of December 31,
($ in thousands)	2012	2011 (1)
Balance Sheet
Assets
Land, building and equipment, net	$92,366	$1,044,266
Construction in progress	12,701	13,841
Other assets	10,347	78,564
Total assets	$115,414	$1,136,671
Liabilities and partners’ equity
Notes payable (2)	$83,738	$957,068
Other liabilities	2,238	106,068
Partners’ equity	29,438	73,535
Total liabilities and partners’ equity	$115,414	$1,136,671
________________________

(1)
"Land, building and equipment, net" has been revised from the amount previously reported to appropriately reflect an asset impairment of $34.5 million recorded by the DRA/CLP joint venture during 2011.

(2)	The Company’s pro-rata share of indebtedness, as calculated based on ownership percentage, at December 31, 2012 and 2011 was $20.7 million and $147.8 million, respectively.

	Years Ended December 31,
($ in thousands)	2012	2011 (1)	2010
Statement of Operations
Revenues	$88,790	$162,474	$179,506
Operating expenses	(34,754)	(93,707)	(64,478)
Interest expense	(39,899)	(67,930)	(71,524)
Depreciation, amortization and other	(18,409)	(23,963)	(74,006)
Net loss (2)	$(4,272)	$(23,126)	$(30,502)
________________________

(1)	"Operating expenses" has been revised from amount previously reported to appropriately reflect an impairment charge of $34.5 million recorded by the DRA/CLP joint venture during 2011.

(2)
In addition to including the Company’s pro-rata share of income (loss) from partially-owned unconsolidated entities of $0.2 million, $12.3 million and $(3.7) million for the years ended December 31, 2012, 2011, and 2010, respectively, “Income from partially-owned unconsolidated entities”on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) includes gains(losses) on the Company’s dispositions of joint-venture interests and amortization of basis differences which are not reflected in the table above.